Stock Warrants - Additional Information (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Dec. 01, 2021	Sep. 30, 2022	Dec. 31, 2021	Mar. 07, 2021
Class of Warrant or Right [Line Items]
Class of warrants or rights number of securities called by each warrant or right (in shares)				1
Class of warrants or rights exercise price of warrants or rights (in dollars per share)				$ 11.50
Length of trading period used to determine reference value		30 days	30 days
Class of warrant or right exercised (in shares)		0	0
Private Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights maturity (in shares)				366,666
Terminating initial public offering term		5 years	5 years
Public Warrants
Class of Warrant or Right [Line Items]
Class of warrants or rights maturity (in shares)				16,666,637
Class of warrants or rights exercise price of warrants or rights (in dollars per share)		$ 11.50	$ 11.50
Terminating initial public offering term		5 years	5 years
Class of warrant or right period of redemption of outstanding warrants with prior written notice of redemption		30 days
Number of trading days within trading period		20 days	20 days
Redemption price (in dollars per share)		$ 0.01	$ 0.01
Minimum share price for warrant redemption (in dollars per share)		$ 18.00	$ 18.00
Public and Private Warrant
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrants or rights (in dollars per share)				$ 11.50
Common stock | WorxWell
Class of Warrant or Right [Line Items]
Class of warrants or rights exercise price of warrants or rights (in dollars per share)	$ 10.00
Warrants issued in connection with acquisition (in shares)	1,000,000